Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Deposits from directors, executive officers and their related interests	$ 5.7	$ 4.0